Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses with no deferred tax asset recognized	$ 84,300	$ 81,500
Deferred tax assets	$ 4,523	$ 0
Average effective tax rate	62.70%	38.30%
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 14,200	$ 19,400
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	27.00%	27.00%